NATURE OF OPERATIONS	12 Months Ended
Sep. 30, 2025
Description Of Business [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
Organigram Global Inc. (formerly known as "Organigram Holdings Inc.") (the “Company”) is a publicly listed corporation with its common shares (the “Common Shares”) trading on the Toronto Stock Exchange (“TSX”) and on the Nasdaq Global Select Market (“NASDAQ”) under the symbol “OGI”. The head office of the Company is 1400-145 King Street West, Toronto, Ontario, Canada, M5H 1J8 and the registered office is 35 English Drive, Moncton, New Brunswick, Canada, E1E 3X3.

On March 24, 2025, the shareholders of the Company at the annual and special meeting of shareholders approved an amendment to the articles of the Company to change the name of the Company to “Organigram Global Inc”. On March 31, 2025, the Company obtained all regulatory approvals for the change of name of the Company.

The Company’s wholly-owned subsidiaries are: (i) Organigram Inc., a licensed producer (“LP” or “Licensed Producer”) of cannabis and cannabis-derived products in Canada regulated by Health Canada under the Cannabis Act (Canada) and the Cannabis Regulations (Canada); (ii) 10870277 Canada Inc., a special purpose holding company for the Company; and (iii) Organigram USA Inc. (formerly known as Collective Project USA Limited) ("OGI USA"), a wholly-owned subsidiary of Organigram Inc. The Company was incorporated under the Business Corporations Act (British Columbia) on July 5, 2010, and continued under the Canada Business Corporations Act (“CBCA”) on April 6, 2016. Organigram Inc. was incorporated under the Business Corporations Act (New Brunswick) on March 1, 2013. 10870277 Canada Inc. was incorporated under the CBCA on July 4, 2018. OGI USA was incorporated under the General Corporate Law of the State of Delaware on April 12, 2019.

On October 1, 2023, Organigram Inc. amalgamated with the Company's then wholly-owned subsidiaries, The Edibles and Infusions Corporation ("EIC") and Laurentian Organic Inc. ("Laurentian") and continued as a single corporation under the name "Organigram Inc.", a 100% owned subsidiary of the Company. EIC was incorporated under the Business Corporations Act (Ontario) on September 20, 2018. Laurentian was incorporated under the CBCA on March 18, 2019.

On April 1, 2025, Organigram Inc. amalgamated with the Company's then wholly-owned subsidiary, Motif Labs Ltd. ("Motif") and continued as a single corporation under the name "Organigram Inc.", a 100% owned subsidiary of the Company. Motif was incorporated under the Business Corporations Act (Ontario) on December 18, 2017.

On October 1, 2025, Organigram Inc. amalgamated with the Company's then wholly-owned subsidiary, Collective Project Limited (“CPL”) and continued as a single corporation under the name "Organigram Inc.", a 100% owned subsidiary of the Company. CPL was incorporated under the CBCA on October 23, 2013.